Discontinued Operations (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Caroline County	Dec. 17, 2010 Caroline County Years sqft
Acres sold in Caroline County bargain sale					1,777
Caroline County bargain sale purchase price				$ 5,200,000
Donated value of minerals and aggregates in Caroline County bargain sale				5,599,000
Permanent tax benefit on Caroline County bargain sale	0	0	2,126,000	2,126,000
Income tax receivable on Caroline County bargain sale			303,000	303,000
Long-term deferred tax liability offset on Caroline County bargain sale			1,823,000		1,823,000
Tax carry forward period					5
Book value of property sold in Caroline County bargain sale					$ 276,000